Subsequent Events (Details) $ / shares in Units, $ in Thousands, € in Millions					6 Months Ended
	Aug. 07, 2026 USD ($)	Jul. 28, 2026 USD ($) Payment $ / shares	Jul. 10, 2026 USD ($) $ / shares	Jul. 08, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	May 27, 2026 $ / shares
Subsequent Events [Abstract]
Dividends paid					$ 7,078	$ 7,388
Proceeds from drawdown					$ 111,950	$ 88,060
Regular Quarterly Dividend for Q1-2026 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared					May 27, 2026
Dividend payable, date to be paid					Jul. 10, 2026
Dividend payable per share (in dollars per share) | $ / shares							$ 0.2
Dividend payable, date of record					Jun. 29, 2026
Subsequent Event [Member] | Regular Quarterly Dividend for Q1-2026 [Member]
Subsequent Events [Abstract]
Dividend payable per share (in dollars per share) | $ / shares			$ 0.2
Dividends paid			$ 4,334
Subsequent Event [Member] | Regular Quarterly Dividend for Q2-2026 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared		Jul. 28, 2026
Dividend payable, date to be paid		Oct. 09, 2026
Dividend payable per share (in dollars per share) | $ / shares		$ 0.35
Dividend payable, date of record		Sep. 25, 2026
Subsequent Event [Member] | Bonds [Member]
Subsequent Events [Abstract]
Aggregate principal amount | €				€ 100
Maturity date				Jul. 31, 2031
Interest rate				4.90%
Subsequent Event [Member] | Huarong Newbuilding 5 Sale and Leaseback [Member]
Subsequent Events [Abstract]
Face amount		$ 56,250
Term of charter contract		5 years
Number of payment installments | Payment		20
Frequency of periodic payment		quarterly
Installment payment		$ 640
Purchase obligation		$ 43,450
Proceeds from drawdown	$ 7,500